Related Party Transactions (Details) - USD ($)	3 Months Ended						6 Months Ended			12 Months Ended
	Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016		Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Related Party Transaction [Line Items]
Due to sponsor	$ 121,249,000	[1]	$ 119,856,000	[2]			$ 121,249,000	[1]		$ 106,746,000	[2]	$ 57,920,000	[3]
Hi-Crush Services LLC
Related Party Transaction [Line Items]
Management and administrative services	987,000		1,105,000		$ 1,225,000	$ 846,000	2,092,000		$ 2,071,000	4,404,000		9,421,000		$ 5,122,000
Hi-Crush Services LLC | Blair
Related Party Transaction [Line Items]
Proceeds from contributions from affiliates			116,951,000				122,596,000			105,250,000
Hi-Crush Whitehall LLC
Related Party Transaction [Line Items]
Sand purchased from related parties	$ 288,000		6,915,000		7,849,000	7,054,000	7,203,000		14,903,000	33,406,000		23,705,000
Goose Landing, LLC
Related Party Transaction [Line Items]
Sand purchased from related parties			$ 0		$ 329,000	$ 2,425,000	$ 0		$ 2,754,000	$ 2,754,000		$ 1,385,000

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.